Borrowings (Details) - Schedule of finance lease obligations - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Finance lease	S/ 835	S/ 9,836
Viva Negocio Inmobiliario S.A. [Member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	9.04%
Date of maturity	2023 years
Finance lease	S/ 76	6,678
Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Date of maturity	2023 years
Finance lease	S/ 759	3,112
Cumbra Peru S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	5.32%
Cumbra Peru S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	7.67%
Adexus S.A. [Member]
Borrowings (Details) - Schedule of finance lease obligations [Line Items]
Interest rate	6.28%
Date of maturity	2022 years
Finance lease		S/ 46